CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note	$ 208,232	$ 5,327,920	$ 4,933,122
Convertible note current portion	0	5,327,920	4,933,122
Convertible note non-current portion	208,232	0	0
David Lifschultz
Convertible note	0	1,510,368	1,398,450
Lifschultz Enterprise Company LLC
Convertible note	208,232	1,695,053	1,569,449
Sidney B. Lifschultz 1992 Family Trust
Convertible note	0	612,146	566,786
Bruce Abbott
Convertible note	$ 0	$ 1,510,353	$ 1,398,437